UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08006

DWS Investments Trust

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.9%
Alabama 0.4%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, The Club Apartments, Series I, AMT, ETM, 5.65%, 6/1/2008	1,875,000	1,919,981
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	605,748	606,215

		2,526,196
Alaska 1.3%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	5,930,000	6,113,712
Palmer, AK, Hospital & Health Care Revenue, Valley Hospital Association, 5.0%, 12/1/2008 (a)	1,410,000	1,428,386

		7,542,098
American Samoa 0.1%
Territory of American Samoa, General Obligation, 6.0%, 9/1/2007 (a)	780,000	796,825
Arizona 4.3%
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (a)	505,000	521,605
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	165,000	167,247
Phoenix, AZ, Multi-Family Housing Revenue, Industrial Development Authority, AMT, 5.625%, 7/1/2013 (a)	125,000	126,738
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	2,215,000	2,265,502
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,553,728
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	565,000	544,767
Tucson, AZ, Multi-Family Housing Revenue, Industrial Development Authority, Series A, 3.65% *, 1/15/2032	17,660,000	17,660,000

		24,839,587
Arkansas 1.7%
Arkansas, Development Finance Authority, Single Family Mortgage Revenue, Series A, 8.0%, 8/15/2011	45,000	45,746
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (a)	640,000	626,970
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	70,000	49,561
Malvern, AR, Sales & Special Tax Revenue:
3.375%, 9/1/2013 (a)	10,000	9,984
3.625%, 9/1/2012 (a)	250,000	247,358
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (a)	9,165,000	9,139,155
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	17,399	18,108

		10,136,882
California 4.4%
Abag, CA, Finance Authority for Nonprofit Corp., American Baptist Homes, Series A, 5.5%, 10/1/2007	100,000	101,544
California, Higher Education Revenue, Public Works Board High Technology, Series A, 7.75%, 8/1/2006	20,000	20,000
California, State General Obligation:
4.25%, 11/1/2006	250,000	250,350
4.55%, 12/1/2006	200,000	200,404
5.25%, 3/1/2007	575,000	580,192
6.0%, 10/1/2006	100,000	100,376
6.3%, 9/1/2006	100,000	100,211
6.3%, 10/1/2006	620,000	622,629

6.5%, 9/1/2006	200,000	200,454
6.5%, 2/1/2007	500,000	506,910
6.75%, 4/1/2007	500,000	509,965
7.0%, 10/1/2006	1,325,000	1,332,115
California, State Revenue Lease, Public Works Board, Department of Corrections, Series A, 5.25%, 1/1/2007 (a)	3,000,000	3,019,800
California, Water Resource Development, Series Q, 5.1%, 3/1/2008	170,000	170,167
California Statewide, Communities Development Authority Revenue, Kaiser Permanente, Series G, 2.3% *, 4/1/2034	4,000,000	3,940,560
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	1,045,000	1,066,297
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	248,058
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, The Provident Bank (b)	605,000	596,917
Contra Costa County, CA, Multi-Family Housing Revenue, Pleasant Hill Bart Transit, Series A, AMT, 3.95%, 4/15/2046	5,000,000	4,994,200
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	20,000	20,551
Los Angeles, CA, Public Facilities Corp., ETM, 5.4%, 8/1/2007	30,000	30,206
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	235,000	234,154
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	1,020,000	1,029,965
San Diego, CA, Sales & Special Tax Revenue, Regional Transmission Community Sales, Series A, ETM, 6.0%, 4/1/2008	1,280,000	1,308,608
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,595,285
Taft, CA, Core City General Obligation Lease, Public Funding Authority, Series A, 5.95%, 1/1/2011	1,750,000	1,779,382

		25,559,300
Colorado 3.8%
Adams County, CO, Multi-Family Housing Revenue, Series A, 3.67% *, 1/15/2014	6,250,000	6,250,000
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project, AMT:
144A, 5.6%, 12/1/2012, US Bank NA (b)	245,000	247,590
144A, 5.8%, 12/1/2017, US Bank NA (b)	355,000	358,522
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,153
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	15,000	15,314
Central Platte Valley, CO, Core City, General Obligation, Metropolitan District, Series A, 5.0%, 12/1/2031, US Bank NA (b)	1,750,000	1,792,857
Colorado, Housing & Finance Authority, Multi-Family Housing Program, Series C, AMT, 3.95%, 10/1/2008	765,000	765,344
Colorado, Housing & Finance Authority, Single Family Housing Revenue, Series B, 4.875%, 4/1/2007	10,000	10,008
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	100,000	102,278
Colorado, Single Family Housing Revenue, Housing & Finance Authority:
AMT, 5.0%, 5/1/2032 (a)	2,095,000	2,110,461
Series A-2, AMT, 7.25%, 5/1/2027	175,000	178,461
Colorado, Sports, Expo & Entertainment Revenue:
Series A, 5.625%, 12/15/2016 (a)	500,000	527,070
Series B, 5.625%, 12/15/2016 (a)	1,250,000	1,317,675
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Series C, 4.9%, 9/1/2010 (a)	4,500,000	4,590,900
Denver, CO, City and County, Single Family Mortgage Revenue, AMT, Zero Coupon, 8/1/2029	6,310,000	1,625,267
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	600,000	594,858
Pueblo County, CO, Certificates of Participation, 6.25%, 12/1/2010	1,105,000	1,157,421

		22,009,179
Connecticut 2.5%
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe, Series A, Prerefunded, 144A, 6.4%, 9/1/2011	9,085,000	9,436,226

Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, AMT, 4.75%, 12/1/2028	5,125,000	5,171,638

		14,607,864
Delaware 4.1%
Delaware, Puttable Floating Option Tax-Exempt Receipts, Series EC-001, 144A, 3.89% *, 10/1/2035	19,615,000	19,615,000
Delaware, State General Obligation, Series A, 5.25%, 4/1/2007	2,500,000	2,526,875
Delaware, State Health Facilities Authority Revenue, Medical Center of Delaware, Series B, Prerefunded, 6.5%, 10/1/2013 (a)	1,875,000	1,901,812

		24,043,687
District of Columbia 1.7%
District of Columbia, Higher Education Revenue, 5.75%, 10/1/2016 (a)	5,985,000	6,062,865
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009	145,000	146,377
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	790,000	812,689
District of Columbia, Sales & Special Tax Revenue, Convention Center Authority, 5.25%, 10/1/2014 (a)	2,500,000	2,588,625

		9,610,556
Florida 4.3%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	177,000	177,742
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded, 6.875%, 9/1/2008	110,000	110,260
Dade County, FL, Port Authority Revenue, Series C, Prerefunded, 5.5%, 10/1/2007	40,000	40,094
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	140,000	144,502
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2008	10,000,000	10,227,900
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014 (a)	2,135,000	2,258,787
Miami-Dade County, FL, School Board, Certificates of Participation, Series C, 4.0%, 10/1/2008 (a)	2,625,000	2,632,192
Pinellas County, FL, Single Family Housing Revenue, Housing Authority, 4.6%, 12/1/2010 (a)	7,580,000	7,766,847
Tampa, FL, Allegany Health System Revenue, St. Mary’s, ETM, 5.75%, 12/1/2007 (a)	1,885,000	1,902,870

		25,261,194
Georgia 7.0%
Atlanta & Fulton County, GA, Recreation Authority Revenue, Downtown Arena Public Improvement, Series A, 5.375%, 12/1/2021 (a)	6,000,000	6,200,940
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Revenue, Shamrock Gardens Apartments Project, AMT, 5.1%, 10/1/2014	320,000	326,630
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	170,000	177,021
Barrow County, GA, School District, 4.25%, 2/1/2008	1,630,000	1,643,008
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, AMT, 4.9%, 3/1/2008	170,000	172,220
Chatham County, GA, Hospital & Healthcare Revenue, 5.25%, 1/1/2016 (a)	250,000	256,203
Clayton County, GA, Multi-Family Housing Revenue, 3.65% *, 7/1/2032	5,900,000	5,900,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,835,000	2,818,160
De Kalb County, GA, Housing Authority, Multi-Family Revenue, Park Briarcliff Apartments, Series A, 4.55%, 12/1/2028	250,000	251,730
Decatur, GA, Industrial Development Revenue, Downtown Development Authority, 5.15%, 11/1/2008	2,175,000	2,182,134
Douglas County, GA, Housing Authority, Multi-Family Housing Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009	160,000	161,286
Georgia, Municipal Electric Authority, Power Revenue, Series V, 6.4%, 1/1/2007	1,605,000	1,622,350
Roswell, GA, Housing Authority, Multi-Family Revenue, Housing Chambrel Roswell, 3.65% *, 11/15/2032	19,080,000	19,080,000

		40,791,682
Hawaii 0.2%
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	1,130,000	1,140,543

Idaho 0.7%
Bingham County, ID, Industrial Development Revenue, Industrial Development Corporation Idaho Supreme Potatoes, Inc., AMT:
144A, 5.2%, 11/1/2006, First Security Bank (b)	290,000	290,238
144A, 5.3%, 11/1/2007, First Security Bank (b)	305,000	305,244
144A, 5.4%, 11/1/2008, First Security Bank (b)	325,000	325,270
144A, 5.5%, 11/1/2009, First Security Bank (b)	355,000	355,309
144A, 5.6%, 11/1/2010, First Security Bank (b)	80,000	80,073
144A, 5.7%, 11/1/2011, First Security Bank (b)	85,000	85,080
144A, 5.8%, 11/1/2012, First Security Bank (b)	90,000	90,087
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series G-2, 5.75%, 1/1/2014	45,000	45,709
Series E, 5.95%, 7/1/2020	115,000	116,953
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023	275,000	276,661
5.15%, 7/1/2023	830,000	844,052
5.4%, 7/1/2021	180,000	184,890
5.95%, 7/1/2019	690,000	708,802
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT, Sub Series H-2:
5.1%, 7/1/2020	160,000	161,325
5.85%, 1/1/2014	190,000	193,032

		4,062,725
Illinois 6.0%
Chicago, IL, Housing Authority Capital, Program Revenue, 5.0%, 7/1/2008 (a)	2,000,000	2,043,720
Chicago, IL, Single Family Mortgage Revenue, AMT, 6.3%, 9/1/2029	380,000	395,534
Chicago, IL, Transportation/Tolls Revenue, Skyway Toll Bridge, 5.375%, 1/1/2016 (a)	3,320,000	3,408,910
Elgin, IL, Core City General Obligation, 6.0%, 1/1/2013	1,000,000	1,070,330
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,370,000	1,456,831
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028	6,041,000	6,317,678
7.75%, 3/1/2028	5,489,000	5,848,035
7.75%, 3/1/2029	4,630,000	5,043,922
Illinois, Development Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke, Series B, 3.05%, 2/1/2033 (a)	600,000	590,610
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	1,000,000	1,034,820
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	1,270,000	1,274,978
Illinois, Health Facilities Revenue Authority, Ravenswood Hospital Medical Center Project, ETM, 7.25%, 8/1/2006	30,000	30,000
Illinois, State Sales Tax Revenue, 5.0%, 6/15/2007	3,075,000	3,109,532
McCook, IL, Hospital & Healthcare Revenue, British Home Project, 4.25% *, 12/1/2014, LaSalle Bank NA (b)	770,000	769,985
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	1,565,000	1,518,566
Urbana, IL, Residential Mortgage Revenue, ETM, 7.3%, 9/1/2006	1,115,000	1,118,312

		35,031,763
Indiana 1.4%
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,960,560
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014	1,000,000	1,000,000
Indianapolis, IN, Local Public Improvement, ETM, 7.9%, 2/1/2007	165,000	165,558
Jasper, IN, Hospital & Healthcare Revenue, Hospital Authority Facility, 3.4%, 11/1/2007 (a)	760,000	756,800
Lawrence, IN, Multi-Family Housing Revenue, Pinnacle Apartments Project, AMT, 5.15%, 6/1/2024	2,965,000	3,010,779
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	335,000	355,217
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%, 4/1/2009	180,000	182,794

		8,431,708
Kansas 1.5%
Lenexa, KS, Multi-Family Housing Revenue, Series A, 3.65% *, 2/1/2023	7,790,000	7,790,000
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	1,195,000	1,186,061

		8,976,061
Kentucky 0.6%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	3,220,000	3,312,188
Kentucky, Multi-Family Housing Revenue, Section Eight Assisted Programs, 5.4%, 1/1/2009 (a)	5,000	5,005
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009	40,000	40,496

		3,357,689
Louisiana 0.1%
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	135,000	144,106
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (a)	625,000	644,531

		788,637
Maine 0.2%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	1,005,000	1,007,955
Maryland 0.6%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	2,500,000	2,622,650
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	385,000	376,461
Series A, AMT, 5.6%, 12/1/2034	120,000	120,670
Series A, AMT, 7.0%, 8/1/2033	295,000	299,339
Series A, AMT, 7.4%, 8/1/2032	180,000	182,741

		3,601,861
Massachusetts 0.8%
Lynn, MA, Water & Sewer Commission Generated Revenue, Series A, Prerefunded, 5.125%, 12/1/2017 (a)	3,000,000	3,084,930
Massachusetts, Airport Revenue, Port Authority, Series B, AMT, 5.25%, 7/1/2014 (a)	1,385,000	1,411,481
Massachusetts, Development Finance Agency, Curry College, Series A, 4.6%, 3/1/2009 (a)	65,000	65,429

		4,561,840
Michigan 2.8%
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	185,000	198,873
Michigan, Higher Education Revenue, Higher Education Student Loan Authority, Series XVII-I, AMT, 2.95%, 3/1/2008 (a)	1,000,000	983,170
Michigan, State General Obligation, Series A, 4.5%, 9/29/2006	10,000,000	10,012,200
Michigan, State Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, 3.65% *, 8/15/2032	4,155,000	4,155,000
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (b)	1,200,000	1,202,472

		16,551,715
Minnesota 2.9%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	830,000	798,427
Hennepin County, MN, General Obligation, Series A, 5.0%, 12/1/2008	2,375,000	2,446,416
Minnesota, Higher Education Facilities Authority Revenue, Carleton College, 5.625%, 3/1/2007	125,000	125,179
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,475,000	1,486,903
Minnesota, State General Obligation:
5.0%, 8/1/2007	10,000,000	10,135,100
5.0%, 11/1/2007	2,045,000	2,078,947

		17,070,972
Mississippi 0.3%
Corinth & Alcorn County, MS, Hospital Revenue, Magnolia Regional Health Center, Series A, 5.0%, 10/1/2008	1,105,000	1,103,807
Mississippi, Business Finance Corp., Wesley Manor Retirement Community, 6.4%, 11/20/2007 (c)	10,000	10,038
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	785,000	805,182

		1,919,027
Missouri 5.4%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (a)	365,000	367,113
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	895,000	890,033
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	850,000	909,151
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, 5.75%, 2/1/2012	100,000	107,208
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue, 3.65% *, 11/1/2030	15,900,000	15,900,000
Missouri, Bi State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 3.95% *, 10/1/2035, JPMorgan Chase Bank (b)	2,000,000	2,008,340
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (b)	685,000	697,624
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Series B, 4.6%, 3/1/2007 (a)	35,000	34,781
Missouri, Housing Development Community, Single Family Mortgage, Series C, 6.55%, 9/1/2028	130,000	133,292
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031	210,000	213,419
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,073
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage:
Series C, AMT, 7.25%, 9/1/2026	190,000	190,597
Series A-2, AMT, 7.3%, 3/1/2028	250,000	250,850
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, 5.0%, 2/1/2014	5,000,000	5,266,850
Missouri, State Housing Development, Commission Single Family Mortgage Revenue, Homeownership Loan Program, Series C, AMT, 5.6%, 9/1/2035	2,875,000	3,034,304
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (b)	1,480,000	1,499,950

		31,518,585
Montana 0.3%
Great Falls, MT, Multi-Family Housing Revenue, Autumn Run Apartments Projects, AMT, 4.9%, 1/1/2038, US Bank NA (b)	1,975,000	2,000,122
Nebraska 0.8%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009, US Bank NA (b)	625,000	630,637
5.25%, 3/15/2014, US Bank NA (b)	1,610,000	1,631,719
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project, AMT:
4.5%, 12/1/2006, US Bank NA (b)	175,000	175,110
4.6%, 12/1/2007, US Bank NA (b)	185,000	185,167
4.7%, 12/1/2008, US Bank NA (b)	190,000	190,209
5.0%, 12/1/2010, US Bank NA (b)	45,000	45,082
5.0%, 12/1/2011, US Bank NA (b)	180,000	180,283
5.1%, 12/1/2012, US Bank NA (b)	135,000	135,219
5.2%, 12/1/2013, US Bank NA (b)	195,000	195,339
Nebhelp, Inc., NE, Student Loan Program, AMT, 5.875%, 6/1/2014 (a)	1,220,000	1,227,674

		4,596,439
Nevada 0.4%
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030	330,000	330,673
Series B-1, 5.25%, 10/1/2017	485,000	485,315
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	65,000	65,509
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	265,000	265,220
Washoe, NV, Housing Finance Corp., Multi-Family Revenue, Golden Apartments II, 6.875%, 7/1/2021 (a)	40,000	40,214
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,064,917

		2,251,848
New Hampshire 0.0%

New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018, Landesbank Hessen-Thuringen (b)	35,000	35,625
New Jersey 2.9%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT:
4.75%, 11/1/2006	110,000	110,267
4.8%, 11/1/2007	115,000	116,359
5.0%, 11/1/2008	125,000	127,864
5.0%, 11/1/2010	215,000	219,713
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8, 5.625%, 3/1/2011	240,000	240,252
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	1,134,768	1,121,889
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.0%, 6/15/2007	6,580,000	6,637,575
5.0%, 6/15/2008	2,150,000	2,186,206
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series F, 5.0%, 6/15/2007	1,765,000	1,784,238
Series F, 5.0%, 6/15/2009	2,000,000	2,064,360
Series I, 5.0%, 9/1/2009	1,500,000	1,551,330
New Jersey, State General Obligation, Educational Facilities Authority Revenue, Series B, 5.0%, 7/1/2008 (a)	450,000	455,751

		16,615,804
New Mexico 0.2%
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, AMT, 144A, 6.5%, 1/1/2018	289,000	289,728
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%, 3/1/2010	635,000	642,487

		932,215
New York 5.0%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008	240,000	240,710
New York, Metropolitan Transportation Authority Revenue, 3.5%, 8/2/2006	5,000,000	5,000,000
New York, Port Authority Revenue, Series 6, AMT, 6.0%, 12/1/2006 (a)	740,000	745,328
New York, State General Obligation, Series C, 5.375%, 10/1/2011 (a)	1,000,000	1,011,210
New York, Tobacco Settlement Financing Corp., Series C-1, 5.25%, 6/1/2013	14,595,000	14,956,664
New York, NY, General Obligation, Series G, 5.0%, 12/1/2015	3,060,000	3,234,420
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	626,196
New York, NY, Hospital & Healthcare Revenue, Dormitory Authority, 5.25%, 7/1/2012 (a)	3,000,000	3,103,530

		28,918,058
North Carolina 0.7%
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	3,660,000	3,843,659
North Dakota 0.0%
Minot, ND, Health Care Facilities, ETM, 6.5%, 9/1/2007	70,000	70,946
Ohio 0.6%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, 4.75%, 9/20/2011	220,000	224,305
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, AMT, 5.65%, 4/20/2013	270,000	281,456
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (b)	915,000	926,245
Lima, OH, Hospital & Healthcare Revenue, ETM, 7.5%, 11/1/2006	85,000	85,802
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	46,561
Ohio, Higher Education Revenue, Higher Educational Facilities, 2.3%, 11/15/2006	250,000	248,660
Ohio, Housing Finance Agency, Single Family Mortgage Revenue, Series A, 5.75%, 4/1/2016 (a)	185,000	185,192
Ohio, State Building Authority, Administration Building Fund Projects, Series A, 5.125%, 10/1/2006	1,075,000	1,077,580
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (a)	285,000	296,443
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	10,000	10,188

		3,382,432
Oklahoma 0.1%

Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	35,000	30,923
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, 5.2%, 12/1/2013	530,000	547,988
Tulsa, OK, Industrial Revenue Authority, Hillcrest Medical Center, ETM, 6.5%, 4/1/2007	110,000	112,051

		690,962
Oregon 0.4%
Portland, OR, Multi-Family Housing Authority Revenue, AMT:
6.125%, 5/1/2017, US National Bank of Oregon (b)	1,545,000	1,564,637
6.3%, 5/1/2029, US National Bank of Oregon (b)	1,000,000	1,008,980

		2,573,617
Pennsylvania 4.9%
Allegheny County, PA, Residential Finance Mortgage Revenue Authority, Single Family Mortgage, Series DD-2, AMT, 4.8%, 11/1/2007	95,000	95,880
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009	80,000	84,770
Beaver County, PA, Industrial Development & Pollution Control Revenue Authority, 6.0%, 5/1/2007	65,000	65,093
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009	10,000	10,566
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	1,150,000	1,188,007
Delaware County, PA, College Revenue Authority, Series A, 5.15%, 10/1/2013 (a)	300,000	306,231
Delaware County, PA, College Revenue Authority, Eastern College, Series B:
4.75%, 10/1/2006	200,000	200,090
4.85%, 10/1/2007	205,000	205,933
4.95%, 10/1/2008	345,000	348,319
Delaware County, PA, Hospital & Healthcare Revenue, Dunwoody Village, Series B, 4.0%, 4/1/2034	250,000	248,780
Delaware County, PA, Water & Sewer Revenue, Industrial Development Authority, Series B, AMT, 3.75%, 6/1/2010 (a)	750,000	742,102
Fayette County, PA, Hospital Authority, Uniontown Hospital:
5.55%, 6/15/2008 (a)	1,070,000	1,092,823
5.65%, 6/15/2009 (a)	1,135,000	1,159,232
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary’s Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,770,000	1,785,257
Pennsylvania, Economic Development Financing Revenue Authority, Dr. Gertrude A. Barber Center Inc., 6.15%, 12/1/2020 (a)	1,000,000	1,001,700
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (a)	1,800,000	1,820,700
Pennsylvania, Higher Educational Facilities Authority, Health Sciences Revenue, 5.0%, 11/15/2006 (a)	490,000	491,651
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	80,000	80,158
Pennsylvania, Housing Finance Agency, Single Family Mortgage:
Series 65A, AMT, 4.8%, 10/1/2022	30,000	30,033
Series 90A, AMT, 5.0%, 10/1/2035	2,460,000	2,535,670
Pennsylvania, State General Obligation, Intergovernmental Cooperative Authority, 3.66% *, 6/15/2022 (a)	6,990,000	6,990,000
Pennsylvania, State Higher Education Facilities Authority Revenue, Independent Colleges & University, Series H8, 5.0%, 5/1/2011, Allied Irish Bank PLC (b)	1,415,000	1,416,047
Pennsylvania, TJHU System Project, 6.0%, 1/11/2011 (c)	1,014,591	995,618
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	285,000	281,597
Series C, 4.7%, 7/1/2013	275,000	271,717
Series E, 4.7%, 7/1/2013	325,000	321,119
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	1,205,000	1,162,331
Pittsburgh, PA, General Obligation, Series 2012, 2013 & 2014, Prerefunded, 5.5%, 9/1/2012 (a)	2,000,000	2,038,720
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A:
144A, 5.75%, 12/1/2006, PNC Bank (b)	65,000	65,291
144A, 6.0%, 12/1/2011, PNC Bank (b)	550,000	553,300
Wayne Pike, PA, Joint School Authority, ETM, 6.0%, 12/1/2007 (a)	330,000	331,584
Wilkes-Barre, PA, General Municipal Authority, Misericordia College, Series B, 7.75%, 12/1/2012	35,000	35,110

York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	570,000	570,536

		28,525,965
Puerto Rico 2.5%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2008	10,000,000	10,203,400
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.0%, 7/1/2011	930,000	962,913
Puerto Rico, Municipal Finance Agency, Series A, 5.0%, 8/1/2009	3,500,000	3,586,275

		14,752,588
South Carolina 0.1%
South Carolina, Economic Development Authority Revenue, Caterpillar, Inc. Project, AMT, 5.05%, 6/1/2008	500,000	503,350
South Dakota 0.2%
South Dakota, Health & Educational Facilities Authority, Rapid City Regional Hospital Project, ETM, 7.75%, 9/1/2007	75,000	76,583
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	1,120,000	1,152,503

		1,229,086
Tennessee 1.7%
Bristol, TN, Health & Educational Revenue, ETM, 6.9%, 1/1/2007	60,000	60,797
Nashville & Davidson County, TN, General Obligation, Metropolitan Government, Series A, 5.125%, 11/15/2007	4,560,000	4,624,433
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	190,000	184,131
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.0%, 9/1/2009	5,000,000	5,150,550

		10,019,911
Texas 7.3%
Austin, TX, General Obligation, 5.0%, 9/1/2010	6,000,000	6,109,740
Bexar County, TX, Single Family Housing Revenue, Single Family Mortgage, Series C, 5.5%, 3/1/2019	668,000	666,611
Harris County, TX, Hospital & Healthcare Revenue, 7.4%, 2/15/2010 (a)	1,980,000	2,116,204
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Series A, 6.0%, 6/1/2009 (a)	210,000	221,407
Harris County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series A, 7.75%, 9/1/2014	10,000	10,013
Port Arthur, TX, Housing Finance Corp. Mortgage Revenue, UDAG Project, Series A, 6.4%, 1/1/2028	820,000	834,227
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	885,000	846,104
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	1,050,000	1,028,254
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	140,000	143,569
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008	500,000	501,065
Texas, State Department Housing & Community Affairs, Volente Project, AMT, 5.0%, 7/1/2008	270,000	271,806
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	30,000,000	30,018,900

		42,767,900
Utah 1.7%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	250,000	257,498
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012	40,000	40,304
Series A-2, Class III, AMT, 5.2%, 7/1/2011	60,000	60,522
Series B-2, Class III, AMT, 5.25%, 7/1/2011	65,000	65,599
Series A-2, Class II, AMT, 5.4%, 7/1/2016	90,000	90,968
Series C, Class III, AMT, 6.25%, 7/1/2014	245,000	249,760
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	1,185,000	1,204,659
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	2,360,000	2,342,111
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	1,940,000	1,928,961
Utah, State General Obligation, Series F, Prerefunded, 5.0%, 7/1/2011	3,405,000	3,446,439

		9,686,821
Vermont 0.3%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	1,950,000	1,996,449
Virginia 4.1%
Franklin, VA, Core City General Obligation, 4.875%, 10/1/2008 (c)	265,000	259,414
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, 3.59% *, 8/1/2032	3,800,000	3,800,000
Newport News, VA, School District Revenue Lease, School Board:
2.5%, 11/1/2006	790,000	787,108
3.0%, 11/1/2007	835,000	824,404
3.2%, 11/1/2008	885,000	867,840
3.2%, 11/1/2009	940,000	911,236
3.3%, 11/1/2010	995,000	957,578
3.5%, 11/1/2011	1,055,000	1,014,604
3.65%, 11/1/2012	1,125,000	1,079,212
3.75%, 11/1/2013	1,195,000	1,141,297
4.0%, 11/1/2014	1,270,000	1,226,401
4.1%, 11/1/2015	1,930,000	1,863,782
Pulaski, VA, Hospital & Healthcare Revenue, ETM, 6.375%, 10/1/2007	35,000	35,674
Virginia, College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment Programs, 4.25%, 2/1/2008	5,530,000	5,575,733
Virginia, State Public School Authority, School Financing, Series A, 5.25%, 8/1/2006	3,000,000	3,000,000
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,092

		23,620,375
Washington 1.5%
King County, WA, Public Housing Revenue, Series A, 5.05%, 7/1/2013 (a)	3,400,000	3,425,262
Northwest Washington, Electric Energy Revenue, Columbia, Series A, 5.25%, 7/1/2008	5,090,000	5,230,229
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (b)	60,000	60,527

		8,716,018
West Virginia 1.9%
West Virginia, School Building Authority Revenue, Capital Improvements, 5.6%, 7/1/2015 (a)	10,915,000	11,294,842
Wisconsin 2.2%
Milwaukee, WI, Sewer District, Series A, 5.5%, 10/1/2010	4,615,000	4,703,562
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	3,840,000	3,928,819
Wisconsin, State Clean Water Revenue, Series 1, Prerefunded, 5.3%, 6/1/2011	2,240,000	2,270,173
Wisconsin, State Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Aurora Health Care, Inc., 5.25%, 8/15/2017 (a)	2,125,000	2,187,560

		13,090,114
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 579,056,083)	98.9	577,861,277
Other Assets and Liabilities, Net	1.1	6,225,715

Net Assets	100.0	584,086,992

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Companies	Investment Portfolio
American Capital Access	1.1
Ambac Financial Group, Inc.	7.5

Bond Investors Guaranty Insurance	0.3
College Construction Loan Insurance Association	0.4
Financial Guaranty Insurance Company	2.0
Financial Security Assurance, Inc.	3.2
MBIA Corporation	6.8
Radian Asset Assurance Incorporated	1.6
XL Capital Assurance	0.1

(b)				Security incorporates a letter of credit from a major bank.
(c)				Taxable issue

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At July 31, 2006, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

8/24/2006 8/24/2012	96,600,000†	Fixed — 3.18%	Floating — BMA	541,235
Counterparties:
†				Citibank NA
BMA: Represents the Bond Market Association

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Investments Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Investments Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006